U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202

October 5, 2020

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Trust for Professional Managers (the “Trust”) Securities Act Registration No: 333-62298 Investment Company Act Registration No: 811-10401 Jensen Jensen Quality Value Fund (S000028264)
    Jensen Global Quality Growth Fund (S000067414)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Jensen Quality Value Fund and the Jensen Global Quality Growth Fund, (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated September 30, 2020, and filed electronically as Post-Effective Amendment No. 744 to the Fund’s Registration Statement on Form N-1A on September 25, 2020.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (513) 629-8104.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton
For U.S. Bank Global Fund Services